S000093218 [Member] Expense Example - Crossmark Large Cap Value ETF - Crossmark Large Cap Value ETF	Jul. 18, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160